Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 263.7	$ 37.6
Accounts receivable, net of allowance for doubtful accounts of $5.9 and $6.0, respectively	2,168.6	2,017.4
Merchandise inventory	452.0	393.1
Miscellaneous receivables	234.9	198.4
Prepaid expenses and other	118.9	144.3
Total current assets	3,238.1	2,790.8
Property and equipment, net	163.7	175.4
Goodwill	2,455.0	2,500.4
Other intangible assets, net	1,055.6	1,276.4
Other assets	36.0	12.3
Total Assets	6,948.4	6,755.3
Current liabilities:
Accounts payable-trade	1,072.9	866.5
Accounts payable-inventory financing	580.4	439.6
Current maturities of long-term debt	18.5	27.2
Deferred revenue	172.6	151.9
Accrued expenses:
Compensation	167.6	120.4
Interest	25.1	25.1
Sales taxes	38.0	38.1
Advertising	55.8	52.3
Other	149.8	166.2
Total current liabilities	2,280.7	1,887.3
Long-term liabilities:
Debt	3,215.9	3,232.5
Deferred income taxes	369.2	469.6
Other liabilities	37.1	70.0
Total long-term liabilities	3,622.2	3,772.1
Commitments and contingencies (Note 14)
Stockholders’ equity:
Preferred stock, $0.01 par value, 100.0 shares authorized; no shares issued or outstanding for both periods	0.0	0.0
Common stock, $0.01 par value, 1,000.0 shares authorized; 160.3 and 168.2 shares issued and outstanding, respectively	1.6	1.7
Paid-in capital	2,857.3	2,806.9
Accumulated deficit	(1,673.8)	(1,651.6)
Accumulated other comprehensive loss	(139.6)	(61.1)
Total stockholders’ equity	1,045.5	1,095.9
Total Liabilities and Stockholders’ Equity	$ 6,948.4	$ 6,755.3